Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 74	$ 68	$ 88
Interest income on impaired loans	[1]	7,387	7,371	$ 7,091
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 81	$ 92

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,115 for the quarter ended January 31, 2020 (October 31, 2019 – $8,146; January 31, 2019 – $7,923).